3. Summary of Significant Accounting Policies: Financial Instruments (Policies)	12 Months Ended
Jun. 30, 2020
Policies
Financial Instruments

Financial Instruments

Measurement – Initial Recognition

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. On initial recognition, all financial assets and liabilities are recorded at fair value, net of attributable transaction costs, except for financial assets and liabilities classified as Fair Value Through Profit or Loss ("FVTPL"). Transaction costs of financial assets and liabilities classified as at FVTPL are expensed in the period in which they are incurred. Subsequent measurement of financial assets and liabilities depends on the classifications of such assets and liabilities.